Summary of Significant Accounting Policies - Funding Commitments, Guarantees and Distributions Payable (Details) - Sunlight - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Funding commitments	$ 22,164		$ 22,164		$ 18,386
Distributions payable					7,522
Realized Gains on Contract Derivative, Net	$ 719	$ 89	$ 2,986	$ 121
Class A-1 Units
Distributions payable					$ 1,300
Accrued distributions per unit					$ 4.38
Class A-2 Units
Distributions payable					$ 1,200
Accrued distributions per unit					$ 5.33
Class A-3 Units
Distributions payable					$ 5,000
Accrued distributions per unit					$ 13.34